UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    PAR                                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
               UNITED STATES OF AMERICA
               ------------------------
               INVESTMENTS IN SECURITIES (100.26%)
               -----------------------------------
               CORPORATE BONDS (48.42%)
               ------------------------
               APPLIANCES (5.19%)
  25,000,000   Fedders North America, 9.875%, 03/01/14 (Callable 03/01/09 @ 104.94)                    $  18,583,250
                                                                                                       -------------
               AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (8.76%)
  20,671,000   Holley Performance Products, Series B, 12.25%, 09/15/07 (Callable 11/08/05
               @ 102.04)                                                                                  18,466,024
  15,000,000   RJ Tower Corporation, 12.00%, 06/01/13 (Callable 06/01/08 @ 106)                           12,925,050
                                                                                                       -------------
                                                                                                          31,391,074
                                                                                                       -------------
               COMMERCIAL BANKS EASTERN US (0.24%)
   6,160,000   Bank New England, 0.00%, 09/15/49 (a), (b)                                                    554,400
   3,075,000   Bank New England, 8.75%, 04/01/49 (a), (b)                                                    276,750
     450,000   Bank New England, 0.00%, 07/15/49 (a), (b)                                                     40,500
                                                                                                       -------------
                                                                                                             871,650
                                                                                                       -------------
               DIVERSIFIED OPERATIONS (3.37%)
   6,906,962   Westfed Holdings, 15.50%, 09/15/49 (a)                                                     12,087,184
                                                                                                       -------------
               ELECTRIC - INTEGRATED (5.80%)
   5,000,000   Northwestern Corp., 7.00%, 08/15/23 (Callable 11/18/05 @ 102.53)                            4,883,350
  13,000,000   Southern Energy, 7.90%, 07/15/09 *, (a)                                                    15,881,710
                                                                                                       -------------
                                                                                                          20,765,060
                                                                                                       -------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS (7.19%)
   8,000,000   TXU Corp., 7.425%, 10/15/17 (a)                                                             6,480,000
  12,800,000   TXU Corp., 7.55%, 10/15/27 (a)                                                             10,368,000
  25,018,000   TXU Eastern Funding Co., 6.45%, 05/15/05 *, (a)                                             4,503,240
  24,500,000   TXU Eastern Funding Co., 6.75%, 05/15/09 *, (a)                                             4,410,000
                                                                                                       -------------
                                                                                                          25,761,240
                                                                                                       -------------
               ENGINES - INTERNAL COMBUSTION (1.27%)
   6,000,000   Cummins, Inc., 5.65%, 03/01/49                                                              4,560,000
                                                                                                       -------------
               FINANCE - CONSUMER LOANS (6.61%)
  27,500,000   General Motors Acceptance Corp., 0.00%, 12/01/12 (Callable 12/01/05
               @ 82.49) (b)                                                                               14,414,675
  21,900,000   General Motors Acceptance Corp., 0.00%, 06/15/15 (Callable 12/15/05
               @ 77.51) (b)                                                                                9,270,927
                                                                                                       -------------
                                                                                                          23,685,602
                                                                                                       -------------
               FOOD - WHOLESALE/DISTRIBUTORS (1.54%)
  18,930,000   Fleming Companies, Inc., 10.125%, 04/01/08 (Callable 11/18/05 @ 105.06) (a), (b)            4,038,337
   6,925,000   Fleming Companies, Inc., 9.25%, 06/15/10 (Callable 06/15/06 @ 104.63) (a), (b)              1,477,310
                                                                                                       -------------
                                                                                                           5,515,647
                                                                                                       -------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    PAR                                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS (CONTINUED)
               ---------------------------
               FUNERAL SERVICES & RELATED ITEMS (0.00%)
   3,000,000   Loewen Group International, 7.20%, 04/15/49 (b)                                         $          --
   2,000,000   Loewen Group International, 7.50%, 04/15/49 (b)                                                    --
                                                                                                       -------------
                                                                                                                  --
                                                                                                       -------------
               INDEPENDENT POWER PRODUCTION (2.57%)
  12,900,000   Calpine Corp, 8.50%, 07/15/10 (Callable  07/15/07 @ 104.25) *                               9,201,957
                                                                                                       -------------
               OIL & GAS DRILLING (0.00%)
   2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (Callable 11/18/05 @
               100.00) (a)                                                                                        --
                                                                                                       -------------
               SATELLITE TELECOMMUNICATIONS (1.17%)
   6,571,000   ICG Services Inc., 0.00%, 02/15/08 (a), (b)                                                        --
   3,333,000   ICG Services Inc., 0.00%, 05/01/08 (a), (b)                                                        --
   4,850,000   Iridium, L.L.C./Capital Corp., 10.875%, 07/15/05 (a), (b)                                   1,026,600
   5,300,000   Iridium, L.L.C./Capital Corp., 11.25%, 07/15/05 (a), (b)                                    1,121,851
   4,500,000   Iridium, L.L.C./Capital Corp., 13.00%, 07/15/05 (a), (b)                                      952,515
   5,100,000   Iridium, L.L.C./Capital Corp., 14.00%, 07/15/05 (a), (b)                                    1,079,517
                                                                                                       -------------
                                                                                                           4,180,483
                                                                                                       -------------
               STEEL - PRODUCERS (3.17%)
  18,132,000   WCI Steel, Inc. Sr. Notes, 10.00%, 12/01/49 (a), (b)                                       11,362,780
                                                                                                       -------------
               TELECOMMUNICATIONS EQUIPMENT (1.54%)
   5,850,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 106) *                         5,421,020
      91,000   Eschelon Operating Co, 8.375%, 03/15/10 (Callable 03/15/07 @ 96.55)                            84,327
                                                                                                       -------------
                                                                                                           5,505,347
                                                                                                       -------------
               TOTAL CORPORATE BONDS (Cost $143,898,858)                                                 173,471,274
                                                                                                       -------------
               BANK LOANS (19.17%)
               -------------------
  10,256,410   Birch Telecom Bank Loan, 3.291%, 09/30/06 **                                                4,581,231
  19,128,205   Birch Telecom Inc., 1.35%, 09/30/06 **                                                      8,543,995
   6,608,121   Fed-Mogul Corporation Term A Bank Loan, 5.93%, 02/06/49                                     6,222,670
   3,000,000   Fed-Mogul Corporation Term B Bank Loan, 6.18%, 02/06/49                                     2,825,010
   8,638,228   Federal Mogul Revolver Bank Loan, 5.43%, 02/06/49                                           7,685,172
   5,000,000   Knology Term Loan, 11.445%, 12/29/15                                                        4,975,000
  12,000,000   Knology Term Loan, 11.445%, 12/29/15                                                       11,940,000
     920,715   Machgen A Priority Working Capital, 0.00%, 07/20/15                                           294,629
       7,905   Machgen 2nd Working Capital, 0.00%, 07/20/15                                                       --
   2,370,337   Machgen Term A Loan, 0.00%, 07/12/15                                                        3,034,031
   3,914,733   Machgen Term B, 0.00%, 07/20/15                                                             5,010,858
   1,500,000   Orius Corp. Term A, 0.00%, 05/25/35                                                           420,000
   1,500,000   Orius Corp. Term B-1, 0.00%, 05/25/35                                                         420,000
   1,084,339   Pacific Crossing A2 Term Loan, 0.00%, 08/18/15                                                114,756
   3,486,084   Pacific Crossing B1 Term Loan, 0.00%, 08/18/15                                                368,932
  20,500,000   Pacific Crossing B2 Term Loan, 0.00%, 08/18/15                                              2,169,515
  21,138,343   Pacific Crossing, LTD, 0.00%, 04/21/35                                                      2,237,071

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    PAR                                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
               BANK LOANS (CONTINUED)
               ----------------------
   4,469,904   Panda/Teco Bank Loan Term A, 0.00%, 12/29/35                                            $   3,948,400
   4,304,352   Panda/Teco Bank Loan Term B, 0.00%, 06/12/06                                                3,802,163
   1,389,917   Panda/Teco Letter Of Credit, 0.00%, 06/12/06                                                       --
     208,488   Panda/Teco Revolving Credit, 0.00%, 06/12/06                                                       --
      47,190   Viasystems, Inc. Assumed Lc Facility, 5.25%, 12/31/15                                          47,190
                                                                                                       -------------
               TOTAL BANK LOANS (Cost $71,357,036)                                                        68,640,623
                                                                                                       -------------
               LIQUIDATING BONDS (1.52%)
               -------------------------
               INDEPENDENT POWER PRODUCTION (0.74%)
 165,420,000   NRG Energy, Inc. 8.625% 04/01/31 (a)                                                        2,315,880
  24,580,000   NRG Energy, Inc. 7.50% 06/15/07 (a)                                                           344,120
                                                                                                       -------------
                                                                                                           2,660,000
                                                                                                       -------------
               COSMETICS & TOILETRIES (0.24%)
  42,095,995   American Tissue, Inc. Series B, 12.50%, 07/15/06 (Callable 11/18/05 @ $100) (a)               841,920
                                                                                                       -------------
               AUTOMOTIVE PARTS  (0.09%)
  19,276,174   Oxford Automotive 0.00%, (Callable 07/15/07 @ 106) *, (a), (b)                                289,142
   1,200,000   Oxford Automotive, Inc. 0.00%, (Callable 10/15/07 @106) *, (a), (b)                            18,000
                                                                                                       -------------
                                                                                                             307,142
                                                                                                       -------------
               SATELLITE TELECOMMUNICATIONS (0.45%)
   9,000,000   Pegasus Satellite Communications, 0.00%, (Callable 01/15/06 @ $105.63) *,
               (a), (b)                                                                                    1,612,260
                                                                                                       -------------
               TOTAL LIQUIDATING BONDS (Cost $6,929,897)                                                   5,421,322
                                                                                                       -------------
               PROMISSORY NOTES (0.07%)
               ------------------------
   2,556,136   Altamira Trust Promissory Note, 10.00%, 12/31/08 **                                           255,614
     652,126   Guilford Mills Promissory Note, 0.00%, 12/31/08 **                                                 --
                                                                                                       -------------
               TOTAL PROMISSORY NOTES (Cost $1,721,448)                                                      255,614
                                                                                                       -------------
               REPURCHASE AGREEMENTS (14.13%)
               ------------------------------
               PNC Financial Services Corp., 3.06% Dated 09/30/05, 10/01/05, Repurchase
               Price $50,625,183 Collateralized by $51,643,000 FNMA Notes, 4.00% Due
  50,610,000   09/22/09 (Market Value $50,610,140)                                                        50,610,000
                                                                                                       -------------
               TOTAL REPURCHASE AGREEMENTS (Cost $50,610,000)                                             50,610,000
                                                                                                       -------------

   SHARES
--------------
               COMMON STOCK (16.12%)
               ---------------------
               AIRLINES (0.24%)
     294,900   Hawaiian Holdings, Inc.                                                                       867,006
                                                                                                       -------------
               AUTOMOTIVE PARTS  (3.20%)
      34,560   Citation Corp. Common Stock (b)                                                               622,080
  26,295,565   Oxford Automotive                                                                          10,833,773
                                                                                                       -------------
                                                                                                          11,455,853
                                                                                                       -------------
               DISTRIBUTION/WHOLESALE (2.56%)
     270,091   Core Mark Holding Company, Inc.                                                             9,156,079
                                                                                                       -------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                                               MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCK (CONTINUED)
               ------------------------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.41%)
   1,919,039   ZiLOG, Inc. (b)                                                                         $   5,066,263
                                                                                                       -------------
               ENGINEERING & CONSTRUCTION (0.00%)
     316,966   Orius Corp. (b)                                                                                    --
                                                                                                       -------------
               INDEPENDENT POWER PRODUCTION (0.00%)
     316,966   Machgen Common Stock                                                                               --
                                                                                                       -------------
               LIQUIDATING SHARES (0.08%)
     296,701   Antelope Shares (Acterna)                                                                     296,701
                                                                                                       -------------
               OIL (1.45%)
   2,000,000   Northern Offshore Ltd                                                                       5,200,000
                                                                                                       -------------
               OIL/GAS EXPLORATION & PRODUCTION (3.64%)
       4,825   Texcal                                                                                     13,027,500
                                                                                                       -------------
               REAL ESTATE (0.00%)
       2,967   Enigen Realty Shares                                                                            1,483
                                                                                                       -------------
               TELECOMMUNICATION SERVICES (0.55%)
     263,841   Birch Telecom,  Inc. (b)                                                                           --
   1,516,902   Knology, Inc. (b)                                                                           1,994,726
                                                                                                       -------------
                                                                                                           1,994,726
                                                                                                       -------------
               TELECOMMUNICATIONS EQUIPMENT (0.71%)
   1,145,051   JDS Uniphase Corp.                                                                          2,542,013
                                                                                                       -------------
               WIRELESS TELECOMMUNICATIONS (2.28%)
     303,001   USA Mobility, Inc.                                                                          8,174,976
                                                                                                       -------------
               TOTAL COMMON STOCK (Cost $43,844,299)                                                      57,782,600
                                                                                                       -------------
               PREFERRED STOCKS (0.83%)
               ------------------------
               AUTOMOTIVE PARTS (0.72%)
       2,728   Citation Corp. Preferred Stock                                                              2,564,320
                                                                                                       -------------
               ENERGY SERVICES (0.00%)
      87,742   Panda/Teco Class A Shares                                                                          --
                                                                                                       -------------
               INDEPENDENT POWER PRODUCERS (0.00%)
       2,193   Mach Gen Preferred                                                                                 --
                                                                                                       -------------
               REAL ESTATE  (0.11%)
       2,728   ZiLOG Mod III, Inc. Series A & B (b)                                                          385,700
                                                                                                       -------------
               TOTAL PREFERRED STOCKS (Cost $3,381,302)                                                    2,950,020
                                                                                                       -------------
               INVESTMENTS IN SECURITIES (Cost $321,742,840)                                             359,131,453
                                                                                                       =============

    PAR
--------------

               CORPORATE BONDS SOLD, NOT YET PURCHASED ((5.91)%)
               -------------------------------------------------
               CRUISE LINES ((.94)%)
  (3,000,000)  Royal Caribbean Cruises, Sr. Notes, 8.75%, 02/02/11 (b)                                    (3,375,000)
                                                                                                       -------------

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

    PAR                                                                                                 MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS SOLD, NOT YET PURCHASED (CONTINUED)
               ---------------------------------------------------
               ELECTRIC - INTEGRATED ((1.49)%)
  (5,000,000)  Pepco Holdings, Inc., Notes, 6.45%, 08/15/12 (b)                                        $  (5,350,000)
                                                                                                       -------------
               MACHINERY - CONSTRUCTION & MINING ((1.21)%)
  (4,000,000)  JLG Industries, Inc., 8.375%, 06/15/12 (Callable 06/15/07 @ $104.19) (b)                   (4,316,680)
                                                                                                       -------------
               METAL PROCESSORS & FABRICATION ((1.42)%)
  (5,000,000)  Ryerson Tull, Inc. Notes, 9.125%, 07/15/06 (b)                                             (5,100,000)
                                                                                                       -------------
               RETAIL - AUTOMOBILE ((0.85)%)
  (3,000,000)  Sonic Automotive, Inc., 8.625%, 08/15/13 (b)                                               (3,030,000)
                                                                                                       -------------
               TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED
               (Cost $(19,827,150))                                                                      (21,171,680)
                                                                                                       -------------
               ZERO COUPON BONDS SOLD, NOT YET PURCHASED ((0.57)%)
               ---------------------------------------------------
               CRUISE LINES ((0.57)%)
  (4,000,000)  Royal Caribbean Cruises, 0.00%, (Convertible/Putable/Callable 11/03/05 @
               $47.98) (b)                                                                                (2,056,680)
                                                                                                       -------------
               TOTAL ZERO COUPON BONDS SOLD, NOT YET PURCHASED
               (Cost $(1,732,831))                                                                        (2,056,680)
                                                                                                       -------------
               SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(21,559,981))                               (23,228,360)
                                                                                                       -------------
    TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 93.78%                     335,903,093
                                                                                                       -------------
    OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 6.22%                                                  22,243,203
                                                                                                       -------------
    TOTAL NET ASSETS -- 100.00%                                                                        $ 358,146,296
                                                                                                       =============

* Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned and securities sold, not yet purchased amounted to $41,337,329, which represented 11.54% of net assets at September 30, 2005.
** Variable rate security. The rate shown is that in effect at September 30, 2005.
(a)  Security is in default
(b)  Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Willow Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)* /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                      November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Douglas Lindgren
                         -------------------------------------------------------
                          Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date                      November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Mascis
                         -------------------------------------------------------
                          Michael Mascis, Principal Accounting Officer
                          (principal financial officer)

Date                      November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.